UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2

Read instructions at end of Form before preparing Form.
Please print or type.


1.	Name and address of issuer:

WM Trust II
c/o PFPC Global Fund Services
101 Federal Street
Boston MA, 02110


2.	The name of each series or class of securities for
which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): X


3.	Investment Company Act File Number:

811-5775


	Securities Act File Number:

33-27489

4(a).	Last day of fiscal year for which this Form is
filed:

October 31, 2001


4(b).	__ Check box if this Form is being filed late
(i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction
A.2)


Note:	If the Form is being filed late, interest must
be paid on the registration fee due.

4(c).	__ Check box if this is the last time the
issuer will be filing this Form.


5.	Calculation of registration fee:

	(i)	Aggregate sale price of securities sold during
the
fiscal year pursuant to section 24(f):
$1,026,500,979

	(ii)	Aggregate price of securities redeemed or
		repurchased during the fiscal year: $
725,773,247

	(iii)	Aggregate price
of securities redeemed or
		repurchased during any prior fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission: $ 1,147,016,086

	(iv)	Total available redemption credits (add Items
		5(ii) and 5(iii): $  1,872,789,333

	(v)	Net sales - if Item 5(i) is greater than Item
5(iv)
		[subtract Item 5(iv) from Item 5(i)]: $ (
-0-       )

	(vi)	Redemption credits available for use in future
		years - if Item 5(i) is less than Item 5(iv)
		[subtract Item 5(iv) from Item 5(i)]: $
846,288,354

	(vii)
	Multipl
ier for determining registration fee (See
		Instruction C.9):x.000092

	(viii)
	Registr
ation fee due [multiply Item 5(v) by Item
		5(vii)] (enter "0" if no fee is due): $(
-0-       )


6.	Prepaid Shares

	If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October
11, 1997, then report the amount of securities
(number of shares or other units) deducted here:
N/A. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this Form is filed that are available for use by the issuer in future fiscal years, then state that number here: N/A.

7.	Interest due - if this Form is being filed more
than 90 days after the end of the issuer's fiscal year (see instruction D):+$N/A

8.	Total of the amount of the registration fee due
plus any interest due
	[line 5(viii) plus line 7]:   =$(        -0-
)

9.	Date the registration fee and any interest payment
was sent to the
	Commission's lockbox depository:

N/A

		Method of Delivery:

			__	Wire Transfer
			__	Mail or other means


SIGNATURES


This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the date indicated.


By (Signature and Title)*
	___________________________________________________
__
				Monte D. Calvin, Chief Financial
Officer


Date	January 25, 2002
*Please print the name and title of the signing officer below the signature.

g:\shared\clients\wmtrust24f2-99